Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Valuation and Qualifying Accounts and Reserves

Our valuation and qualifying accounts and reserves for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Balance at Beginning of Period	Charged to Consolidated Statements of operations	Charged to Other Accounts	Deductions/Other	Balance at End of Period
	(Millions)
December 31, 2013
Environmental	$2	$1	$—	$(1)	$2
Other (a)	1	—	—	—	1
	$3	$1	$—	$(1)	$3
December 31, 2012
Environmental	$3	$—	$—	$(1)	$2
Other (a)	1	—	—	—	1
	$4	$—	$—	$(1)	$3
December 31, 2011
Environmental	$3	$—	$—	$—	$3
Litigation	1	—	—	(1)	—
Other (a)	—	1	—	—	1
	$4	$1	$—	$(1)	$4

(a)
Principally consists of allowance for doubtful accounts, reserves against other long-term assets, which are included in other long-term assets, and other contingency liabilities, which are included in other current liabilities.